                              INVESTORS CASH TRUST
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 1996

DEAR SHAREHOLDERS:

We are pleased to provide you with the Investors Cash Trust semiannual report for the six-month period ended September 30, 1996.

Your fund's management greatly appreciates your decision to invest in Investors Cash Trust. During the past six months, each of the Fund's Portfolios - Government Securities and Treasury, registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
Currently, overall economic activity is reported to be generally favorable and expanding moderately. We anticipate no material changes in the pace of growth or inflationary pressures for the foreseeable future.

Nevertheless, the economy should continue to show above trend growth, and the Federal Reserve should become increasingly concerned about the prospects for inflation and eventually raise interest rates.

Money market funds such as Investors Cash Trust should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your Fund's management thanks you for the vote of confidence you have shown through your investment, and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

/s/ Frank Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager

October 11, 1996

Frank Rachwalski is Senior Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Investors Cash Trust. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University.


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



PORTFOLIO RESULTS
For the six months ended September 30, 1996, the Fund's two Portfolios had the following net annualized yields:

The Government Securities Portfolio had a net annualized yield of 5.16%.

The Treasury Portfolio had a net annualized yield of  5.03%.


NOTES
An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each Portfolio's net annualized yield for the six months ended September 30, 1996, is the annualized sum of the daily dividend rates for the period. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.



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
   Investors Cash Trust
   ----------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS
   September 30, 1996
   (Value in thousands)
   ============================================================================
   GOVERNMENT SECURITIES PORTFOLIO

   U.S. TREASURY NOTES - .2%                                              Value
        5.74%, 4/30/97
   (average maturity: 211 days)                                        $   502
   ----------------------------------------------------------------------------
   SHORT-TERM NOTES
   ----------------------------------------------------------------------------
   Federal Home Loan Bank
(a)     5.63%, 11/2/96                                                   3,101
        5.70% - 6.05%, 10/1/96-9/18/97                                  28,600
   ----------------------------------------------------------------------------
   Federal Home Loan Mortgage Corporation
        5.32% - 5.35%, 10/10/96-9/24/97                                 15,979
   ----------------------------------------------------------------------------
   Federal National Mortgage Association
(a)     5.52%, 10/1/96                                                   7,033
        5.85%, 10/7/96                                                   3,000
   ----------------------------------------------------------------------------
   TOTAL SHORT-TERM NOTES - 23.9%
   (average maturity: 13 days)                                          57,713
   ----------------------------------------------------------------------------
(b)     REPURCHASE AGREEMENTS
        (Dated 7/96 - 9/96, collateralized by Federal Home Loan Mortgage
        Corporation, Federal National Mortgage Association, Government
        National Mortgage Association and U.S. Treasury securities)
   ----------------------------------------------------------------------------
        Bear, Stearns & Co. Inc.
        5.40% - 5.43%, 10/2/96 - 10/23/96                               11,000
   ----------------------------------------------------------------------------
   CS First Boston Inc.
        5.28% - 5.30%, 10/3/96 - 10/7/96                                10,500
   ----------------------------------------------------------------------------
   Chase Securities, Inc.
        5.36%, 10/16/96                                                 10,000
   ----------------------------------------------------------------------------
   Donaldson, Lufkin & Jenrette Securities Corporation
        5.35% - 5.38%, 10/3/96 - 10/15/96                               20,500
   ----------------------------------------------------------------------------
   Dresdner Security (USA) Inc.
        5.23% - 5.32%, 10/7/96 - 10/16/96                               11,000
   ----------------------------------------------------------------------------



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
Investors Cash Trust
----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 1996
(Value in thousands)
============================================================================

GOVERNMENT SECURITIES PORTFOLIO
                                                                   Value
Goldman, Sachs & Co.
        5.24%, 10/7/96                                          $    7,000
----------------------------------------------------------------------------
Lehman Government Securities Inc.
        5.27% - 5.43%, 10/2/96 - 10/23/96                           11,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank, N.A.)
        5.36%, 10/16/96                                              7,000
----------------------------------------------------------------------------
J. P. Morgan Securities Inc.
        5.22%, 10/2/96                                              10,000
----------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated
        5.28% - 5.36%, 10/4/96 - 10/30/96                           30,200
----------------------------------------------------------------------------
Nikko Securities Co. International, Inc.
        5.38%, 10/9/96                                              20,000
----------------------------------------------------------------------------
Nomura Securities International, Inc.
        5.41% - 5.52%, 10/23/96 - 11/4/96                           32,000
----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS - 74.7%
(average maturity: 12 days)                                        180,200
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
(average maturity: 13 days)                                        238,415
----------------------------------------------------------------------------
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.2%                       2,957
----------------------------------------------------------------------------
NET ASSETS - 100%                                                 $241,372
============================================================================


See accompanying Notes to Portfolios of Investments.

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

        Investors Cash Trust
---------------------------------------------------------------------------------------------------
        PORTFOLIO OF INVESTMENTS
        September 30, 1996
        (Value in thousands)
===================================================================================================
        TREASURY PORTFOLIO
                                                                                        Value
        U.S. TREASURY NOTES - 17.5%
                5.33% - 5.75%, 4/30/97 - 5/1/97
        (average maturity: 212 days)                                                  $15,045
---------------------------------------------------------------------------------------------------

(b)     REPURCHASE AGREEMENTS
        (Dated 8/96 - 9/96, collateralized by U.S. Treasury securities)
---------------------------------------------------------------------------------------------------
        CS First Boston Inc.
                5.20% - 5.30%, 10/7/96 - 11/6/96                                        4,000
---------------------------------------------------------------------------------------------------
        Chase Securities, Inc.
                5.25%, 10/1/96                                                          4,200
---------------------------------------------------------------------------------------------------
        Donaldson, Lufkin & Jenrette Securities Corporation
                5.25%, 11/6/96                                                          4,200
---------------------------------------------------------------------------------------------------
        Dresdner Security (USA) Inc.
                5.23% - 5.33%, 10/7/96 - 10/16/96                                      12,500
---------------------------------------------------------------------------------------------------
        Goldman, Sachs & Co.
                5.25% - 5.36%, 10/7/96 - 11/13/96                                      13,000
---------------------------------------------------------------------------------------------------
        Lehman Government Securities Inc.
                5.29%, 10/16/96                                                         4,000
---------------------------------------------------------------------------------------------------
        Merrill Lynch Government Securities, Inc.
        (held at The Chase Manhattan Bank, N.A.)
                5.15% - 5.20%, 10/2/96 - 10/7/96                                       11,000
---------------------------------------------------------------------------------------------------
        J. P. Morgan Securities Inc.
                5.20%, 10/7/96                                                          4,000
---------------------------------------------------------------------------------------------------
        Morgan Stanley & Co. Incorporated
                5.23%, 10/2/96                                                          4,000
---------------------------------------------------------------------------------------------------
        Nikko Securities Co. International, Inc.
                5.25%, 10/3/96                                                          4,200
---------------------------------------------------------------------------------------------------
        Nomura Securities International, Inc.
                5.23%, 10/7/96                                                          4,000
---------------------------------------------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENTS - 80.6%
        (average maturity: 10 days)                                                    69,100
---------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS - 98.1%
        (average maturity: 43 days)                                                    84,145
---------------------------------------------------------------------------------------------------
        CASH AND OTHER ASSETS, LESS LIABILITIES - 1.9%                                  1,650
---------------------------------------------------------------------------------------------------
        NET ASSETS - 100%                                                             $85,795
===================================================================================================


See accompanying Notes to Portfolios of Investments.


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
Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1996. The dates shown represent the demand date or next interest rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company,or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.


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
Investors Cash Trust
--------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996
(in thousands)



==========================================================================
                                        Government
                                        Securities              Treasury
Assets                                  Portfolio               Portfolio
--------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                 $ 58,215                15,045
--------------------------------------------------------------------------
  Repurchase agreements                  180,200                69,100
--------------------------------------------------------------------------
Cash                                       3,272                 1,874
--------------------------------------------------------------------------
Interest receivable                          606                   126
--------------------------------------------------------------------------
    Total assets                         242,293                86,145
--------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------
Payable for:
  Dividends                                  863                   322
--------------------------------------------------------------------------
  Management fee                              18                     3
--------------------------------------------------------------------------
  Administrative services fee                 19                     7
--------------------------------------------------------------------------
  Other                                       21                    18
--------------------------------------------------------------------------
     Total liabilities                       921                   350
--------------------------------------------------------------------------

Net assets applicable to shares
outstanding                             $241,372                85,795
==========================================================================

THE PRICING OF SHARES
--------------------------------------------------------------------------
Shares outstanding                       241,372                85,795
--------------------------------------------------------------------------
Net asset value and
redemption price per share                 $1.00                  1.00
==========================================================================




See accompanying Notes to Financial Statements.

                                     (7)

Investors Cash Trust
-------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six months ended September 30, 1996
(in thousands)


-------------------------------------------------------------------
                                     GOVERNMENT
                                     SECURITIES       TREASURY
                                     PORTFOLIO        PORTFOLIO
                                     ----------       ---------
Interest income                         $6,172          2,428
-------------------------------------------------------------------

Expenses:
     Management fee                         173            70
-------------------------------------------------------------------

     Administrative services fee            114            46
-------------------------------------------------------------------

     Custodian and transfer agent
     fees and related expenses               16             6
-------------------------------------------------------------------

     Registration costs                      30            29
-------------------------------------------------------------------

     Professional fees                       13             6
-------------------------------------------------------------------

     Reports to shareholders                  5             3
-------------------------------------------------------------------

     Trustees' fees and other                 8             6
-------------------------------------------------------------------

           Total expenses before
            expense waiver                  359           166
-------------------------------------------------------------------

     Less expenses waived by
     the investment manager                 (74)          (51)
-------------------------------------------------------------------

           Total expenses absorbed
            by the Portfolio                285           115
-------------------------------------------------------------------
Net investment income                    $5,887         2,313
-------------------------------------------------------------------




See accompanying Notes to Financial Statements.


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

Investors Cash Trust
------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

(in thousands)
------------------------------------------------------------------------------------------------------------
                                                                  GOVERNMENT SECURITIES       TREASURY
                                                                        PORTFOLIO             PORTFOLIO
                                                        ----------------------------------------------------
                                                             Six                        Six
                                                            months         Year        months     Year
                                                            ended         ended        ended      ended
                                                         September 30,   March 31,  September 30, March 31,
                                                             1996          1996        1996       1996
                                                        ----------------------------------------------------
Operations:
     Net investment income                              $     5,887       11,804      2,313      4,409
------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                            (5,887)     (11,804)    (2,313)    (4,409)
------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number
of shares are the same):
     Shares sold                                            227,705      400,548     39,158    206,789
------------------------------------------------------------------------------------------------------------
     Shares issued in reinvestment of dividends               5,763       11,349      2,422      4,279
------------------------------------------------------------------------------------------------------------
                                                            233,468      411,897     41,580    211,068

     Shares redeemed                                       (223,040)    (356,977)   (57,361)  (174,881)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions
and total increase (decrease) in net assets                  10,428       54,920    (15,781)    36,187
------------------------------------------------------------------------------------------------------------
Net assets:
Beginning of period                                         230,944      176,024    101,576     65,389
------------------------------------------------------------------------------------------------------------
End of period                                              $241,372      230,944     85,795    101,576
============================================================================================================


See accompanying Notes to Financial Statements.


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
Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
================================================================================
1.  DESCRIPTION OF THE FUND

Investors Cash Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund currently offers two series of shares (Portfolios)-the Government Securities Portfolio and the Treasury Portfolio.


2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.


INVESTMENT TRANSACTIONS AND INTEREST INCOME

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.


EXPENSES

Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.


FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.


FEDERAL INCOME TAXES

Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended September 30, 1996.


3.  TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .15 of average daily net assets. During the six months ended September 30, 1996, the Fund incurred mamagement fees of $243,000.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund also has an administrative services agreement with Kemper Distributors, Inc. (KDI). For its services as primary administrator, the Fund pays KDI an annual fee of .10% of average daily net assets. For the six months ended September 30, 1996, the Fund incurred administrative services fees of $160,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. KDI pays these firms at an annual rate ranging between .05% and .10% of average daily net assets.
During the six months ended September 30, 1996, KDI paid fees of $80,000 to various firms pursuant to services agreements.

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $5,000 for the six months ended September 30, 1996.

Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
================================================================================

OFFICERS AND TRUSTEES

Certain officers or trustees of the Fund are also officers or directors of ZKI. During the six months ended September 30, 1996, the Fund made no payments to its officers and incurred trustees' of $9000 to independent trustees.

EXPENSE WAIVER

ZKI has agreed to temporarily waive its management fee and absorb operating expenses of each Portfolio to the extent that they exceed .25% of average daily net assets of such Portfolio on an annual basis. Under this agreement, ZKI waived $125,000 of expenses during the six months ended September 30, 1996.

Investors Cash Trust
-----------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

===============================================================================================
GOVERNMENT SECURITIES PORTFOLIO                     Six months
                                                      ended             Year ended March 31,
                                                 Sept. 30, 1996  1996   1995    1994    1993
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $   1.00     1.00     1.00    1.00    1.00
-----------------------------------------------------------------------------------------------
Net investment income and dividends declared            .03      .06      .05     .03     .03
-----------------------------------------------------------------------------------------------
Net asset value, end of period                     $   1.00      1.00    1.00    1.00    1.00
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          2.61%     5.74    4.74    3.00    3.12
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses after expense absorption                       .25%      .25     .25     .25     .38
-----------------------------------------------------------------------------------------------
Net investment income                                  5.15%     5.57    4.72    2.96    3.13
-----------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                .31%      .32     .33     .43     .56
-----------------------------------------------------------------------------------------------
Net investment income                                  5.09%     5.50    4.64    2.78    2.95
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)         $241,372   230,944 176,024 129,611 129,025
===============================================================================================
TREASURY PORTFOLIO                                 Six months
                                                     ended              Year ended March 31,
                                                Sept. 30, 1996   1996   1995    1994    1993
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $   1.00      1.00    1.00    1.00    1.00
-----------------------------------------------------------------------------------------------
Net investment income and dividends declared            .03       .05     .05     .03     .03
-----------------------------------------------------------------------------------------------
Net asset value, end of period                     $   1.00      1.00    1.00    1.00    1.00
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          2.55%     5.66    4.69    2.96    3.09
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses after expense absorption                       .25%      .25     .25     .23     .37
-----------------------------------------------------------------------------------------------
Net investment income                                  5.03%     5.48    4.76    2.92    2.97
-----------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                .36%      .37     .39     .61     .78
-----------------------------------------------------------------------------------------------
Net investment income                                  4.92%     5.36    4.62    2.54    2.56
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)         $ 85,795   101,576  65,389  28,683  20,275
===============================================================================================


NOTE:

ZKI has agreed to temporarily waive its management fee and absorb certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.


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
                              Investment Manager
                       Zurich Kemper Investments, Inc.

                            Principal Underwriter
                          Kemper Distributors, Inc.
                          222 South Riverside Plaza
                              Chicago, IL  60606



This report is not to be distributed unless preceded or accompanied by a prospectus.


                                                           1023530 10/96